Other noncurrent assets-Additional Information (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 16, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other noncurrent assets [Line Items]
Other non-current assets		$ 4,000	$ 0	$ 0
Series one notes received by Zim [Member]
Other noncurrent assets [Line Items]
Debt securities capital redemption		46
Held-to-maturity Securities	$ 1,452	1,406
Debt Securities, Fair Value	$ 676
Held-to-maturity Securities, Restrictions, Additional Information	The 3% Series 1 notes due 2023 amortizing subject to available cash flow in accordance with a corporate mechanism.
Series two notes received by Zim [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities	$ 6,777
Debt Securities, Fair Value	$ 3,567
Held-to-maturity Securities, Restrictions, Additional Information	The 5% Series 2 notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterlyin cash and 2% is accrued quarterly with deferred cash payment on maturity).
Zims equity and debt securities [Member]
Other noncurrent assets [Line Items]
Write-off deriving from fair value measurement				$ 2,888
Fair value unwinding		659	$ 798
Equity Securities [Member]
Other noncurrent assets [Line Items]
Other non-current assets		$ 4,000
Held-to-maturity Securities	$ 8,229
Equity Securities, Fair Value	$ 7,802